GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 99.2%

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Advertising -- 6.1%
----------------------------------------------------------------
Getty Images, Inc.(1)                      70,000   $  1,121,400
TMP Worldwide, Inc.(1)                    141,900      6,364,215
----------------------------------------------------------------
                                                    $  7,485,615
----------------------------------------------------------------
Aerospace and Defense -- 1.7%
----------------------------------------------------------------
Precision Castparts Corp.                  61,000   $  2,094,740
----------------------------------------------------------------
                                                    $  2,094,740
----------------------------------------------------------------
Apparel -- 1.3%
----------------------------------------------------------------
Nike, Inc. Class B                         32,000   $  1,600,000
----------------------------------------------------------------
                                                    $  1,600,000
----------------------------------------------------------------
Business Services - Miscellaneous -- 1.3%
----------------------------------------------------------------
CoorsTek, Inc.(1)                          34,500   $  1,120,560
Labor Ready, Inc.(1)                      100,000        460,000
----------------------------------------------------------------
                                                    $  1,580,560
----------------------------------------------------------------
Cellular -- 0.9%
----------------------------------------------------------------
Western Wireless Corp., Class A(1)         34,000   $  1,051,620
----------------------------------------------------------------
                                                    $  1,051,620
----------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------
Insight Enterprises, Inc.(1)               60,000   $  1,125,000
----------------------------------------------------------------
                                                    $  1,125,000
----------------------------------------------------------------
Contract Manufacturing -- 0.6%
----------------------------------------------------------------
Benchmark Electronics, Inc.(1)             30,000   $    744,000
----------------------------------------------------------------
                                                    $    744,000
----------------------------------------------------------------
Drugs -- 9.2%
----------------------------------------------------------------
AmerisourceBergen Corp.(1)                 22,200   $  1,430,568
Andrx Group(1)                             52,000      3,655,080
Barr Laboratories, Inc.(1)                 49,000      4,103,260
Biovail Corp. (1)                          16,200        746,820
Teva Pharmaceutical Industries Ltd.         3,000        213,300
XOMA Ltd.(1)                              100,000      1,146,000
----------------------------------------------------------------
                                                    $ 11,295,028
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Electronics - Instruments -- 1.2%
----------------------------------------------------------------
APW Ltd.(1)                                20,000   $    156,600
FEI Company(1)                             18,700        651,321
Measurements Specialties Inc.(1)           40,000        610,000
----------------------------------------------------------------
                                                    $  1,417,921
----------------------------------------------------------------
Financial Services -- 1.3%
----------------------------------------------------------------
H&R Block, Inc.                            40,000   $  1,556,400
----------------------------------------------------------------
                                                    $  1,556,400
----------------------------------------------------------------
Foods -- 0.9%
----------------------------------------------------------------
Tyson Foods, Inc. Class A                 100,000   $  1,055,000
----------------------------------------------------------------
                                                    $  1,055,000
----------------------------------------------------------------
Health Services -- 3.4%
----------------------------------------------------------------
MIM Corp.(1)                              138,100   $  1,643,390
PacifiCare Health Systems, Inc. Class
A(1)                                      171,000      2,513,700
----------------------------------------------------------------
                                                    $  4,157,090
----------------------------------------------------------------
Healthcare Products -- 0.6%
----------------------------------------------------------------
NBTY, Inc.(1)                              40,000   $    690,400
----------------------------------------------------------------
                                                    $    690,400
----------------------------------------------------------------
Insurance -- 4.1%
----------------------------------------------------------------
Progressive Corp.                          26,000   $  3,361,020
Radian Group, Inc.                         40,000      1,604,400
----------------------------------------------------------------
                                                    $  4,965,420
----------------------------------------------------------------
Internet Services -- 3.5%
----------------------------------------------------------------
Alloy Online, Inc.(1)                      50,000   $    800,000
WatchGuard Technologies, Inc.(1)          140,000      1,390,200
WebEx Communications, Inc.(1)             120,000      2,072,400
----------------------------------------------------------------
                                                    $  4,262,600
----------------------------------------------------------------
Investment Services -- 0.6%
----------------------------------------------------------------
Stilwell Financial, Inc.                   24,000   $    686,400
----------------------------------------------------------------
                                                    $    686,400
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Lodging and Gaming -- 0.7%
----------------------------------------------------------------
Royal Caribbean Cruises Ltd.               35,000   $    816,900
----------------------------------------------------------------
                                                    $    816,900
----------------------------------------------------------------
Machinery -- 0.4%
----------------------------------------------------------------
Joy Global, Inc.(1)                        26,300   $    472,085
----------------------------------------------------------------
                                                    $    472,085
----------------------------------------------------------------
Manufactured Housing -- 6.7%
----------------------------------------------------------------
Champion Enterprises, Inc.(1)             260,000   $  2,730,000
Fleetwood Enterprises, Inc.               252,000      3,729,600
Monaco Coach Corp.(1)                      60,000      1,758,000
----------------------------------------------------------------
                                                    $  8,217,600
----------------------------------------------------------------
Medical Products -- 1.8%
----------------------------------------------------------------
Becton Dickinson and Co.                   60,000   $  2,155,800
----------------------------------------------------------------
                                                    $  2,155,800
----------------------------------------------------------------
Metals - Industrial -- 1.3%
----------------------------------------------------------------
North American Palladium Ltd. (1)          50,700   $    322,452
RTI International Metals, Inc.(1)         117,800      1,313,470
----------------------------------------------------------------
                                                    $  1,635,922
----------------------------------------------------------------
Networking Equipment -- 0.6%
----------------------------------------------------------------
Computer Network Technology Corp.(1)       80,000   $    784,000
----------------------------------------------------------------
                                                    $    784,000
----------------------------------------------------------------
Radio -- 0.7%
----------------------------------------------------------------
Radio One, Inc. Class A(1)                 60,000   $    919,800
----------------------------------------------------------------
                                                    $    919,800
----------------------------------------------------------------
Retail -- 13.1%
----------------------------------------------------------------
AnnTaylor Stores Corp.                     50,000   $  1,675,000
Barnes & Noble, Inc.(1)                    25,000      1,011,750
Dollar Tree Stores, Inc.(1)               112,000      2,657,760
Gymboree Corp.(1)                         495,000      3,861,000
Hollywood Entertainment Corp.(1)          400,000      4,800,000
PETsMART, Inc.(1)                          20,000        158,600
Rent-Way, Inc.(1)                         257,000      1,927,500
----------------------------------------------------------------
                                                    $ 16,091,610
----------------------------------------------------------------
SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Semiconductor Equipment -- 9.9%
----------------------------------------------------------------
ASM International N.V.(1)                 216,000   $  4,637,520
LTX Corp.(1)                              130,000      2,328,300
Therma-Wave, Inc.(1)                      105,000      1,735,650
Varian Semiconductor Equipment
Associates, Inc.(1)                       101,000      3,474,400
----------------------------------------------------------------
                                                    $ 12,175,870
----------------------------------------------------------------
Semiconductors -- 14.5%
----------------------------------------------------------------
Analog Devices, Inc.(1)                    64,000   $  3,057,920
Elantec Semiconductor, Inc.(1)             75,000      2,850,000
Integrated Device Technology, Inc.(1)      95,000      2,953,550
Lattice Semiconductor Corp.(1)             87,000      2,033,190
Microsemi Corp.(1)                         54,000      1,539,000
Power Integrations, Inc.(1)                30,000        710,700
Semtech Corp.(1)                           80,000      2,986,400
SIPEX Corp.(1)                            140,000      1,600,200
----------------------------------------------------------------
                                                    $ 17,730,960
----------------------------------------------------------------
Software -- 2.9%
----------------------------------------------------------------
Cadence Design Systems, Inc.(1)            30,000   $    659,400
Compuware Corp.(1)                         55,000        671,550
Microsoft Corp.(1)                         40,000      2,282,000
----------------------------------------------------------------
                                                    $  3,612,950
----------------------------------------------------------------
Telecommunications - Cellular -- 1.6%
----------------------------------------------------------------
Nextel Communications, Inc. Class A(1)     30,000   $    362,400
Sprint Corp. (PCS Group)(1)                65,000      1,623,700
----------------------------------------------------------------
                                                    $  1,986,100
----------------------------------------------------------------
Tobacco -- 3.7%
----------------------------------------------------------------
Standard Commercial Corp.                  68,000   $  1,264,800
Vector Group Ltd.                          74,000      3,327,040
----------------------------------------------------------------
                                                    $  4,591,840
----------------------------------------------------------------
Transportation - Truck -- 1.5%
----------------------------------------------------------------
Arkansas Best Corp.(1)                     20,000   $    531,400
Swift Transportation Co., Inc.(1)          30,000        647,700
Werner Enterprises, Inc.                   27,000        604,800
----------------------------------------------------------------
                                                    $  1,783,900
----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
----------------------------------------------------------------
Travel Services -- 2.2%
----------------------------------------------------------------
Hotel Reservations Network, Inc. Class
A(1)                                       65,000   $  2,704,000
----------------------------------------------------------------
                                                    $  2,704,000
----------------------------------------------------------------
Total Common Stocks
   (identified cost $108,231,611)                   $121,447,131
----------------------------------------------------------------

COMMERCIAL PAPER -- 0.7%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S
SECURITY                                  OMITTED)   VALUE
-----------------------------------------------------------------
CIT Group Holdings, Inc., 3.70%, 9/4/01    $   837   $    836,742
-----------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $836,742)                     $    836,742
-----------------------------------------------------------------
Total Investments -- 99.9%
   (identified cost $109,068,353)                    $122,283,873
-----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.1%               $    182,646
-----------------------------------------------------------------
Net Assets -- 100.0%                                 $122,466,519
-----------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2001
Assets
------------------------------------------------------
Investments, at value (identified cost,
   $109,068,353)                          $122,283,873
Cash                                               487
Receivable for investments sold              2,033,552
Dividends receivable                             8,951
Prepaid expenses                                 1,918
------------------------------------------------------
TOTAL ASSETS                              $124,328,781
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,836,077
Accrued expenses                                26,185
------------------------------------------------------
TOTAL LIABILITIES                         $  1,862,262
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $122,466,519
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $109,250,999
Net unrealized appreciation (computed on
   the basis of identified cost)            13,215,520
------------------------------------------------------
TOTAL                                     $122,466,519
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2001
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $111)    $    648,072
Interest                                       171,864
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    819,936
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    900,863
Trustees' fees and expenses                     10,673
Custodian fee                                  106,604
Interest expense                                54,707
Legal and accounting services                   33,474
Miscellaneous                                    3,752
------------------------------------------------------
TOTAL EXPENSES                            $  1,110,073
------------------------------------------------------

NET INVESTMENT LOSS                       $   (290,137)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(22,097,035)
------------------------------------------------------
NET REALIZED LOSS                         $(22,097,035)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,482,079)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,482,079)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(38,579,114)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(38,869,251)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2001  AUGUST 31, 2000
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      (290,137) $       291,472
   Net realized gain (loss)                   (22,097,035)      36,520,055
   Net change in unrealized appreciation
      (depreciation)                          (16,482,079)     (23,044,488)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   (38,869,251) $    13,767,039
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     6,876,532  $     8,505,726
   Withdrawals                                (29,093,483)     (32,544,071)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $   (22,216,951) $   (24,038,345)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (61,086,202) $   (10,271,306)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   183,552,721  $   193,824,027
--------------------------------------------------------------------------
AT END OF YEAR                            $   122,466,519  $   183,552,721
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------
                                    2001         2000         1999         1998         1997
-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Operating expenses                 0.73%        0.72%        0.71%        0.71%        0.72%
   Interest expense                   0.04%        0.01%          --           --           --
   Net investment income
      (loss)                         (0.20)%       0.16%        0.40%        0.73%        0.48%
Portfolio Turnover                     301%         274%          34%          55%          28%
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $122,467     $183,553     $193,824     $180,258     $179,785
-----------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2001, $2,140 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2001, the fee amounted to $900,863. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2001, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $432,331,144 and $456,512,358, respectively, for the year ended August 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 110,287,330
    -------------------------------------------------------
    Gross unrealized appreciation             $  15,676,927
    Gross unrealized depreciation                (3,680,384)
    -------------------------------------------------------
    NET UNREALIZED APPRECIATION               $  11,996,543
    -------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended August 31, 2001 was $926,849 and the average interest rate was 5.90%.

GROWTH PORTFOLIO AS OF AUGUST 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 5, 2001

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2001

INVESTMENT MANAGEMENT

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant